Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of capital management [Abstract]
Schedule of Capital Management
	2020	2019
	$	$
Total long-term debt	8,828	8,461
Less: Cash and cash equivalents	(46,362)	(14,066)

Net debt	(37,534)	(5,605)
Equity	39,375	6,448

Total capital	1,841	843